Expenses Associated With Long-Duration Insurance Products (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2010	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Percent Of Consolidated Premiums And Services Revenue Related To Long-Duration Insurance Products			2.00%
Benefit expense with future policy benefits payable			$ 305,875,000	$ 73,130,000	$ 64,338,000
Amortization of deferred acquisition cost			198,100,000	52,400,000	43,000,000
Write-down of deferred acquisition costs		147,500,000	147,500,000
Charge related to closed block of long-term care policies	138,900,000		138,900,000
Increase in future policy benefits payable	170,300,000		170,300,000
Increase in reinsurance recoverable	31,400,000		31,400,000
Deferred acquisition costs associated with our individual major medical policies	36,200,000		36,200,000	165,700,000
Future policy benefits	1,492,855,000		1,492,855,000	1,193,047,000
Coinsurance Agreement [Member]
Future policy benefits	218,900,000		218,900,000	225,000,000
Closed Block Long-Term Care Policies [Member]
Future policy benefits	824,600,000		824,600,000	571,900,000
Individual Major Medical Policies [Member]
Future policy benefits	$ 179,800,000		$ 179,800,000	$ 128,300,000